Off-balance sheet arrangements (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Off-balance sheet arrangements
Purchase commitments	€ 272,240	€ 408,521
Less than 1 year
Off-balance sheet arrangements
Purchase commitments	189,662	237,495
1-3 years
Off-balance sheet arrangements
Purchase commitments	70,323	143,532
3-5 years
Off-balance sheet arrangements
Purchase commitments	10,962	25,768
More than 5 years
Off-balance sheet arrangements
Purchase commitments	€ 1,293	€ 1,727